Document and Entity Information	Nov. 03, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001300699
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	ATHENEX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38112
Entity Tax Identification Number	43-1985966
Entity Address, Address Line One	1001 Main Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	427-2950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ATNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false